                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number:    1
                                               --------

This Amendment (Check only one): [X] is a restatement.
                                 [ ] adds new entries.

Institutional Investment Manager Filing this Report:

Name:    Fort Hill Capital Management, LLC
Address: 457 Washington Street
         Duxbury, MA 02332

Form 13F File Number: 28-13346

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alec Petro
Title: Member of General Partner of Managing Member
Phone: 781-934-0844

Signature, Place, and Date of Signing


      /s/ Alec Petro                 Duxbury, MA               May 5, 2009
---------------------------   -------------------------   ----------------------
       [Signature]                  [City, State]                [Date]

"This Amendment No. 1 is being filed as of May 4, 2009 to restate the original Form 13F-HR for this reporting period filed on May 1, 2009. The original filing inadvertently included an incorrect version of the securities table. This filing sets forth the complete form with the correct table attached."

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A
[If there are no entries in this list, omit this section.]

Form 13F File Number          Name

28-
   ------------------------   --------------------------------------------------
[Repeat as necessary]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
Form 13F Information Table Entry Total:           157
Form 13F Information Table Value Total:   $    34,611
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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
                                                                  VALUE                                       Other
Issuer                                      Class       CUSIP    ($000)   Shares  Units Call/Put Discretion Managers   SOLE
------                                 -------------- --------- -------- -------- ----- -------- ---------- -------- -------
3M CO                                  COM            88579Y101  1495.18    30072 SH             SOLE                  30072
AEGEAN MARINE PETROLEUM NETW           SHS            Y0017S102    31.17    34800       CALL     SOLE                  34800
AEGEAN MARINE PETROLEUM NETW           SHS            Y0017S102     9.29    14300       PUT      SOLE                  14300
AETNA INC NEW                          COM            00817Y108    13.16    13500       PUT      SOLE                  13500
AK STL HLDG CORP                       COM            001547108     8.14    15500       CALL     SOLE                  15500
AKAMAI TECHNOLOGIES INC                COM            00971T101   209.15    10781 SH             SOLE                  10781
ALCOA INC                              COM            013817101    56.87    34100       PUT      SOLE                  34100
ALCOA INC                              COM            013817101    10.17    16400       CALL     SOLE                  16400
ALLERGAN INC                           COM            018490102   299.41     6269 SH             SOLE                   6269
ALTRIA GROUP INC                       COM            02209S103   457.61    28565 SH             SOLE                  28565
ALTRIA GROUP INC                       COM            02209S103    41.00    48800       PUT      SOLE                  48800
ALTRIA GROUP INC                       COM            02209S103    23.60    88900       CALL     SOLE                  88900
AMDOCS LTD                             ORD            G02602103   187.76    10138 SH             SOLE                  10138
AMERICAN TOWER CORP                    CL A           029912201   887.80    29175 SH             SOLE                  29175
ANADARKO PETE CORP                     COM            032511107   468.04    12035 SH             SOLE                  12035
APACHE CORP                            COM            037411105   394.86     6161 SH             SOLE                   6161
APACHE CORP                            COM            037411105    55.30    14000       PUT      SOLE                  14000
APOLLO GROUP INC                       CL A           037604105   253.55     3237 SH             SOLE                   3237
ARCH COAL INC                          COM            039380100   411.97    30813 SH             SOLE                  30813
ARCH COAL INC                          COM            039380100    94.85    32700       PUT      SOLE                  32700
ARCHER DANIELS MIDLAND CO              COM            039483102   206.16     7421 SH             SOLE                   7421
ASHLAND INC NEW                        COM            044209104   115.58    11189 SH             SOLE                  11189
BAXTER INTL INC                        COM            071813109   441.82     8626 SH             SOLE                   8626
BECKMAN COULTER INC                    COM            075811109   811.42    15907 SH             SOLE                  15907
BOEING CO                              COM            097023105   490.33    13781 SH             SOLE                  13781
BORGWARNER INC                         COM            099724106   294.47    14506 SH             SOLE                  14506
BOSTON SCIENTIFIC CORP                 COM            101137107     7.06    11300       PUT      SOLE                  11300
BOSTON SCIENTIFIC CORP                 COM            101137107     8.77    12100       CALL     SOLE                  12100
BRINKER INTL INC                       COM            109641100   155.68    10310 SH             SOLE                  10310
BURLINGTON NORTHN SANTA FE C           COM            12189T104   558.31     9282 SH             SOLE                   9282
CAMECO CORP                            COM            13321L108    12.04    12700       CALL     SOLE                  12700
CANADIAN NATL RY CO                    COM            136375102   282.00     7955 SH             SOLE                   7955
CHESAPEAKE ENERGY CORP                 COM            165167107   239.76    14054 SH             SOLE                  14054
CHEVRON CORP NEW                       COM            166764100   982.85    14617 SH             SOLE                  14617
CHINA LIFE INS CO LTD                  SPON ADR REP H 16939P106   493.43    10021 SH             SOLE                  10021
CHINA LIFE INS CO LTD                  SPON ADR REP H 16939P106     0.00    19000       CALL     SOLE                  19000
CHUBB CORP                             COM            171232101    20.35    22000       CALL     SOLE                  22000
CIGNA CORP                             COM            125509109   537.46    30555 SH             SOLE                  30555
CIT GROUP INC                          COM            125581108     0.00    12200       CALL     SOLE                  12200
CLIFFS NATURAL RESOURCES INC           COM            18683K101    60.59    15200       CALL     SOLE                  15200

COCA COLA CO                           COM            191216100   219.18     4987 SH             SOLE                   4987
COGNIZANT TECHNOLOGY SOLUTIO           CL A           192446102   380.27    18291 SH             SOLE                  18291
COMPASS MINERALS INTL INC              COM            20451N101   451.35     8007 SH             SOLE                   8007
CONOCOPHILLIPS                         COM            20825C104   569.46    14542 SH             SOLE                  14542
CONTINENTAL AIRLS INC                  CL B           210795308     6.66    13000       CALL     SOLE                  13000
CORNING INC                            COM            219350105    18.43    36900       PUT      SOLE                  36900
CROWN HOLDINGS INC                     COM            228368106    15.22    14500       CALL     SOLE                  14500
CUMMINS INC                            COM            231021106   279.21    10971 SH             SOLE                  10971
CUMMINS INC                            COM            231021106    27.91    14500       CALL     SOLE                  14500
CUMMINS INC                            COM            231021106    16.12    19700       PUT      SOLE                  19700
DANAHER CORP DEL                       COM            235851102    28.57    12700       PUT      SOLE                  12700
DELL INC                               COM            24702R101    11.87    42400       PUT      SOLE                  42400
DELL INC                               COM            24702R101    18.20    24600       CALL     SOLE                  24600
DEVON ENERGY CORP NEW                  COM            25179M103     8.91    11500       PUT      SOLE                  11500
DIAMOND OFFSHORE DRILLING IN           COM            25271C102   758.91    12073 SH             SOLE                  12073
DIAMOND OFFSHORE DRILLING IN           COM            25271C102    28.94    12900       PUT      SOLE                  12900
EL PASO CORP                           COM            28336L109     7.41    14500       PUT      SOLE                  14500
ELDORADO GOLD CORP NEW                 COM            284902103   161.65    17961 SH             SOLE                  17961
ENCORE ACQUISITION CO                  COM            29255W100    39.50    10000       CALL     SOLE                  10000
ENERGIZER HLDGS INC                    COM            29266R108   276.72     5569 SH             SOLE                   5569
EOG RES INC                            COM            26875P101   420.50     7679 SH             SOLE                   7679
EXELON CORP                            COM            30161N101   791.92    17447 SH             SOLE                  17447
EXPRESS SCRIPTS INC                    COM            302182100   235.28     5096 SH             SOLE                   5096
FIRST SOLAR INC                        COM            336433107  1387.51    10456 SH             SOLE                  10456
FREEPORT-MCMORAN COPPER & GO           COM            35671D857  1411.48    37037 SH             SOLE                  37037
GENERAL GROWTH PPTYS INC               COM            370021107     0.00    12000       CALL     SOLE                  12000
GROUP 1 AUTOMOTIVE INC                 COM            398905109    11.47    13900       CALL     SOLE                  13900
HANSEN NAT CORP                        COM            411310105   270.22     7506 SH             SOLE                   7506
HERSHEY CO                             COM            427866108   210.62     6061 SH             SOLE                   6061
HESS CORP                              COM            42809H107    28.27    15200       CALL     SOLE                  15200
HEWLETT PACKARD CO                     COM            428236103   831.64    25940 SH             SOLE                  25940
HONEYWELL INTL INC                     COM            438516106   514.18    18456 SH             SOLE                  18456
HOSPIRA INC                                           441060100   274.59     8898 SH             SOLE                   8898
HUMANA INC                             COM            444859102   510.18    19562 SH             SOLE                  19562
INTEL CORP                             COM            458140100    38.81    35500       CALL     SOLE                  35500
INTEL CORP                             COM            458140100    40.25    31800       PUT      SOLE                  31800
JACOBS ENGR GROUP INC DEL              COM            469814107   320.10     8280 SH             SOLE                   8280
JOHNSON CTLS INC                       COM            478366107   120.07    10006 SH             SOLE                  10006
JUNIPER NETWORKS INC                   COM            48203R104    35.99    26400       CALL     SOLE                  26400
JUNIPER NETWORKS INC                   COM            48203R104    34.17    33100       PUT      SOLE                  33100
KINDER MORGAN ENERGY PARTNER           UT LTD PARTNER 494550106    48.31    11800       CALL     SOLE                  11800

LEAP WIRELESS INTL INC                 COM NEW        521863308   305.57     8763 SH             SOLE                   8763
LEGG MASON INC                         COM            524901105    23.08    12600       CALL     SOLE                  12600
LUFKIN INDS INC                        COM            549764108    22.88    15000       CALL     SOLE                  15000
MACYS INC                              COM            55616P104     8.25    11000       PUT      SOLE                  11000
MASSEY ENERGY CORP                     COM            576206106    13.50    14600       CALL     SOLE                  14600
MATTEL INC                             COM            577081102     0.00    12000       CALL     SOLE                  12000
MCDONALDS CORP                         COM            580135101   302.65     5546 SH             SOLE                   5546
MCDONALDS CORP                         COM            580135101    43.28    26200       PUT      SOLE                  26200
MCKESSON CORP                          COM            58155Q103   229.06     6537 SH             SOLE                   6537
MEMC ELECTR MATLS INC                  COM            552715104   299.67    18173 SH             SOLE                  18173
MOHAWK INDS INC                        COM            608190104   177.24    16800       CALL     SOLE                  16800
MOLSON COORS BREWING CO                CL B           60871R209    14.14    24500       CALL     SOLE                  24500
MOSAIC CO                              COM            61945A107    37.95    20800       CALL     SOLE                  20800
MOTOROLA INC                           COM            620076109     7.09    17500       CALL     SOLE                  17500
MOTOROLA INC                           COM            620076109     8.70    24500       PUT      SOLE                  24500
MYLAN INC                              COM            628530107    25.21    12300       CALL     SOLE                  12300
NETEASE COM INC                        SPONSORED ADR  64110W102    39.28    16200       CALL     SOLE                  16200
NEWMONT MINING CORP                    COM            651639106   979.66    21887 SH             SOLE                  21887
NEWMONT MINING CORP                    COM            651639106    14.33    11400       PUT      SOLE                  11400
NOKIA CORP                             SPONSORED ADR  654902204     2.25    32000       CALL     SOLE                  32000
NORTHERN TR CORP                       COM            665859104    49.69    16400       CALL     SOLE                  16400
NORTHERN TR CORP                       COM            665859104    35.59    16400       PUT      SOLE                  16400
NUCOR CORP                             COM            670346105   676.49    17723 SH             SOLE                  17723
NVIDIA CORP                            COM            67066G104   126.41    12820 SH             SOLE                  12820
NVIDIA CORP                            COM            67066G104    27.85    34900       PUT      SOLE                  34900
PACCAR INC                             COM            693718108   218.81     8494 SH             SOLE                   8494
PAN AMERICAN SILVER CORP               COM            697900108   192.67    11060 SH             SOLE                  11060
PARTNERRE LTD                          COM            G6852T105   325.18     5239 SH             SOLE                   5239
PEABODY ENERGY CORP                    COM            704549104    64.83    49200       PUT      SOLE                  49200
PEABODY ENERGY CORP                    COM            704549104    57.70    25000       CALL     SOLE                  25000
PEPSICO INC                            COM            713448108  1023.22    19876 SH             SOLE                  19876
PERFECT WORLD CO LTD                   SPON ADR REP B 71372U104   187.74    13362 SH             SOLE                  13362
PERINI CORP                            COM            713839108     4.87    10200       CALL     SOLE                  10200
PFIZER INC                             COM            717081103    21.95    69800       CALL     SOLE                  69800
PFIZER INC                             COM            717081103    54.43    63200       PUT      SOLE                  63200
PHILLIPS VAN HEUSEN CORP               COM            718592108   227.41    10027 SH             SOLE                  10027
PLAINS EXPL& PRODTN CO                 COM            726505100   212.77    12349 SH             SOLE                  12349
POTASH CORP SASK INC                   COM            73755L107   367.20     4544 SH             SOLE                   4544
PRICE T ROWE GROUP INC                 COM            74144T108   215.06     7452 SH             SOLE                   7452
PRICE T ROWE GROUP INC                 COM            74144T108     7.35    21000       PUT      SOLE                  21000
QUALCOMM INC                           COM            747525103   336.18     8640 SH             SOLE                   8640

QUESTAR CORP                           COM            748356102     3.00    10000       PUT      SOLE                  10000
RESEARCH IN MOTION LTD                 COM            760975102   589.36    13671 SH             SOLE                  13671
ROYAL GOLD INC                         COM            780287108   312.22     6677 SH             SOLE                   6677
SALESFORCE COM INC                     COM            79466L302     1.96    17900       CALL     SOLE                  17900
SCHERING PLOUGH CORP                   COM            806605101    85.26    28700       CALL     SOLE                  28700
SEAGATE TECHNOLOGY                     SHS            G7945J104    26.85    39300       CALL     SOLE                  39300
SHAW GROUP INC                         COM            820280105    47.61    25000       CALL     SOLE                  25000
SIMON PPTY GROUP INC NEW               COM            828806109    36.75    12000       CALL     SOLE                  12000
SOUTHERN CO                            COM            842587107   301.67     9852 SH             SOLE                   9852
SOUTHWESTERN ENERGY CO                 COM            845467109     4.00    10000       PUT      SOLE                  10000
STRYKER CORP                           COM            863667101   233.99     6874 SH             SOLE                   6874
SUN MICROSYSTEMS INC                                  866810203   147.72    20180 SH             SOLE                  20180
TEREX CORP NEW                         COM            880779103    25.21    13700       PUT      SOLE                  13700
TEVA PHARMACEUTICAL INDS LTD           ADR            881624209   396.08     8792 SH             SOLE                   8792
TOLL BROTHERS INC                      COM            889478103    14.89    10200       CALL     SOLE                  10200
TOLL BROTHERS INC                      COM            889478103    62.79    11500       PUT      SOLE                  11500
TRANSOCEAN LTD                         REG SHS        H8817H100    70.59    23200       PUT      SOLE                  23200
TRANSOCEAN LTD                         REG SHS        H8817H100   113.05    12000       CALL     SOLE                  12000
TRAVELERS COMPANIES INC                COM            89417E109    19.91    13500       PUT      SOLE                  13500
TRINITY INDS INC                       COM            896522109   122.84    13440 SH             SOLE                  13440
TYCO INTERNATIONAL LTD                                H89128104   261.85    13387 SH             SOLE                  13387
UNION PAC CORP                         COM            907818108   578.58    14074 SH             SOLE                  14074
UNITED PARCEL SERVICE INC              CL B           911312106    36.99    13700       CALL     SOLE                  13700
VALERO ENERGY CORP NEW                 COM            91913Y100    14.87    19500       PUT      SOLE                  19500
VARIAN MED SYS INC                     COM            92220P105   259.71     8532 SH             SOLE                   8532
VARIAN MED SYS INC                     COM            92220P105    22.55    11000       PUT      SOLE                  11000
VERTEX PHARMACEUTICALS INC             COM            92532F100   248.95     8665 SH             SOLE                   8665
VMWARE INC                             CL A COM       928563402   579.38    24529 SH             SOLE                  24529
VODAFONE GROUP PLC NEW                 SPONS ADR NEW  92857W209   263.15    15106 SH             SOLE                  15106
WEBSENSE INC                           COM            947684106     0.00    10700       CALL     SOLE                  10700
WELLPOINT INC                          COM            94973V107   438.74    11555 SH             SOLE                  11555
WELLPOINT INC                          COM            94973V107    58.92    18400       PUT      SOLE                  18400
WHIRLPOOL CORP                         COM            963320106    28.58    10400       CALL     SOLE                  10400
WHIRLPOOL CORP                         COM            963320106    24.09    18300       PUT      SOLE                  18300
YAHOO INC                              COM            984332106   205.13    16013 SH             SOLE                  16013